INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ in Thousands, T in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) T km MW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 05, 2021 USD ($)	Feb. 28, 2019
Disclosure of unconsolidated structured entities [line items]
Net sales	$ 15,609,094	$ 17,649,060	$ 17,610,092
Non-current assets	13,818,723	12,050,457
Current assets	9,796,368	11,078,090
Non-current liabilities	3,533,136	3,157,819
Current liabilities	3,934,209	3,839,159
Equity	16,147,746	16,131,569	$ 16,811,859	$ 13,768,393
Borrowings	2,418,987	2,230,119
Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Net sales	67,000	68,000
Profit (loss) from continuing operations	27,000	28,000
Non-current assets	140,000	126,000
Current assets	37,000	35,000
Non-current liabilities	43,000	38,000
Current liabilities	10,000	9,000
Equity	$ 125,000	114,000
Number of tons | T	1,030
Usiminas | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	11.48%
Net sales	$ 1,357,000	1,304,000
Profit (loss) from continuing operations	279,000	263,000
Non-current assets	3,516,000	2,461,000
Current assets	1,008,000	868,000
Non-current liabilities	2,297,000	1,576,000
Current liabilities	588,000	547,000
Equity	$ 1,639,000	1,206,000
Usiminas | Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	70.00%
Nippon Steel Corporation | Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	30.00%
CSN | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	18.60%
Congonhas Minérios | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	18.60%
Vale S.A. | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	10.90%
Gerdau
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	1.30%
Wide Group of Small Investors | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	6.50%
MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Number of networks managed | km	1,634
Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement					$ 68,000
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Number of megawatts (per year) | MW	900
Net sales	$ 423,000	253,000
Profit (loss) from continuing operations	64,000	27,000
Non-current assets	676,000	692,000
Current assets	92,000	104,000
Non-current liabilities	1,000	415,000
Current liabilities	431,000	109,000
Equity	336,000	$ 272,000
Subordinated liabilities	$ 151,300
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	48.00%
Proportion of ownership interest in associate's power supply (percent)	78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	30.00%
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Debt instrument, average life						4 years 3 months 18 days
Debt instrument, percentage of debt service reserve account						10.00%
Borrowings	$ 82,000
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement	$ 17,000
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | London Interbank Offered Rate (LIBOR) | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Borrowings, adjustment to interest rate basis						1.70%
Techgen S.A. de C.V. | Tenaris Investments
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	22.00%
Proportion of ownership interest in associate's power supply (percent)	22.00%